Income taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
The components of the Company's income before income taxes for the years ended December 31, 2013, 2012 and 2011 are as follows (in thousands):

	2013	2012	2011
U.S.	$108,680	$140,179	$88,968
Non-U.S.	77,402	82,616	51,735
Income before income taxes	$186,082	$222,795	$140,703

The Company’s provision (benefit) for income taxes from continuing operations for the years ended December 31, 2013, 2012 and 2011 are as follows (in thousands):

	2013	2012	2011
Current
U.S. Federal and state	$20,589	$55,591	$34,351
Non-U.S.	20,748	22,023	14,241
Total current	41,337	77,614	48,592
Deferred
U.S. Federal and state	16,317	(4,788)	386
Non-U.S.	(1,176)	(1,561)	(1,868)
Total deferred	15,141	(6,349)	(1,482)
Provision for income tax expense	$56,478	$71,265	$47,110

The reconciliation between the actual provision for income taxes from continuing operations and that computed by applying the U.S. statutory rate to income before income taxes and noncontrolling interests are outlined below (in thousands):

	2013		2012		2011
Income tax expense at the statutory rate	$65,129	35.0%	$77,978	35.0%	$49,246	35.0%
State taxes, net of federal tax benefit	3,428	1.9%	3,847	1.7%	3,193	2.3%
Non-U.S. operations	(6,908)	(3.7)%	(7,363)	(3.3)%	(4,495)	(3.2)%
Domestic incentives	(2,544)	(1.4)%	(2,202)	(1.0)%	(1,179)	(0.8)%
Prior year federal, non-U.S. and state tax	(4,059)	(2.2)%	(1,736)	(0.8)%	(169)	(0.1)%
Nondeductible expenses	1,341	0.7%	666	0.3%	758	0.5%
Other	91	0.1%	75	0.1%	(244)	(0.2)%
Provision for income tax expense	$56,478	30.4%	$71,265	32.0%	$47,110	33.5%

The primary components of deferred taxes include (in thousands):

	2013	2012
Deferred tax assets
Reserves and accruals	$7,149	$12,701
Inventory	12,538	13,940
Stock awards	6,284	4,609
Other	146	255
Net operating loss and other tax credit carryforwards	1,858	1,213
Total deferred tax assets	27,975	32,718
Deferred tax liabilities
Property and equipment	(16,387)	(12,226)
Goodwill and intangible assets	(71,406)	(45,998)
Investment in unconsolidated subsidiary	(10,993)	—
Unremitted non-U.S. earnings	(740)	(740)
Prepaid expenses and other	(1,377)	(868)
Total deferred tax liabilities	(100,903)	(59,832)
Net deferred tax liabilities	$(72,928)	$(27,114)

At December 31, 2013, the Company had $0.9 million of U.S. net operating loss carryforwards that expire in 2027. The Company also had $4.5 million of non-U.S. net operating loss carryforwards with indefinite expiration dates. All of the U.S. net operating losses relate to the Company's acquisitions. Use of these losses are subject to limitations under Section 382 of the Internal Revenue Code. The Company anticipates being able to fully utilize the losses prior to their expiration.
At December 31, 2013, the Company had no foreign tax credit carryforwards.
Goodwill from certain acquisitions is tax deductible due to the acquisition structure as an asset purchase or due to tax elections made by the Company and the respective sellers at the time of acquisition.
The Company believes that it is more likely than not that deferred tax assets at December 31, 2013 and 2012 will be utilized to offset future taxable income and the reversal of taxable temporary differences. Consequently, no valuation allowance has been recorded in the financial statements.
Taxes are provided as necessary with respect to non-U.S. earnings that are not permanently reinvested. For all other non-U.S. earnings, no U.S. taxes are provided because such earnings are intended to be reinvested indefinitely to finance non-U.S. activities.
The Company files income tax returns in the U.S. as well as in various states and non-U.S. jurisdictions. With few exceptions, the Company is no longer subject to income tax examination by tax authorities in these jurisdictions prior to 2008.
The Company accounts for uncertain tax positions in accordance with guidance in FASB ASC 740, which prescribes the minimum recognition threshold a tax position taken or expected to be taken in a tax return is required to meet before being recognized in the financial statements. A reconciliation of the beginning and ending amount of uncertain tax positions is as follows (in thousands):

Balance at January 1, 2013	$3,701
Additional based on tax positions related to prior years	3,740
Reduction based on tax positions related to prior years	(1,937)
Lapse of statute of limitations	(897)
Balance at December 31, 2013	4,607
Deferred tax benefits on uncertain tax position related to U.S. and non-U.S. income tax	—
Net balance at December 31, 2013	$4,607

The Company does not anticipate any significant changes to the unrecognized tax benefits within the next twelve months.
The Company recognizes interest and penalties related to uncertain tax positions within the provision for income taxes in the consolidated statement of income. As of December 31, 2013 and 2012, we had accrued approximately $0.1 million and $0.2 million, respectively, in interest and penalties. During the years ended December 31, 2013 and 2012, we recognized no material change in the interest and penalties related to uncertain tax positions.